TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Capital Growth

Transamerica Large Growth

Transamerica US Growth

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Transamerica Capital Growth

MANAGEMENT FEES:

Effective as of August 1, 2021, the fund will revise its management fee schedule as described below and the following changes will be made to the fund’s Prospectuses, Summary Prospectuses and Statement of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1.5 billion	0.7075%
Over $1.5 million up to $3 billion	0.6415%
Over $3 billion up to $5 billion	0.63%
Over $5 billion up to $7 billion	0.57%
In excess of $7 billion	0.55%

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:

Transamerica Capital Growth: Effective August 1, 2021, the management fee is 0.7075% of the first $1.5 billion; 0.6415% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.7075% of the first $1.5 billion; 0.6415% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; and 0.58% in excess of $5 billion in average daily net assets.

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Capital Growth	0.7075% of the first $1.5 billion 0.6415% over $1.5 billion up to $3 billion 0.63% over $3 billion up to $5 billion 0.57% over $5 billion up to $7 billion 0.55% in excess of $7 billion

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Transamerica Large Growth

MANAGEMENT FEES:

Effective as of August 1, 2021, the fund will revise its management fee schedule as described below and the following changes will be made to the fund’s Prospectuses, Summary Prospectuses and Statements of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1 billion	0.65%
Over $1 billion up to $1.5 billion	0.635%
Over $1.5 billion up to $2 billion	0.615%
Over $2 billion up to $3 billion	0.605%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
Over $5 billion up to $7 billion	0.57%
In excess of $7 billion	0.55%

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:

Transamerica Large Growth: Effective August 1, 2021, the management fee is 0.65% of the first $1 billion; 0.635% over $1 billion up to $1.5 billion; 0.615% over $1.5 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.65% of the first $1 billion; 0.635% over $1 billion up to $1.5 billion; 0.615% over $1.5 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.57% in excess of $5 billion in average daily net assets.

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statements of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Large Growth

0.65% of the first $1 billion

0.635% over $1 billion up to $1.5 billion

0.615% over $1.5 billion up to $2 billion

0.605% over $2 billion up to $3 billion

0.59% over $3 billion up to $4 billion

0.575% over $4 billion up to $5 billion

0.57% over $5 billion up to $7 billion

0.55% in excess of $7 billion

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Transamerica US Growth

MANAGEMENT FEES:

Effective as of August 1, 2021, the fund will revise its management fee schedule as described below and the following changes will be made to the fund’s Prospectuses, Summary Prospectuses and Statement of Additional Information, as applicable.

Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $500 million	0.68%
Over $500 million up to $800 million	0.67%
Over $800 million up to $1 billion	0.6575%
Over $1 billion up to $2 billion	0.613%
Over $2 billion up to $3 billion	0.605%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
Over $5 billion up to $7 billion	0.57%
In excess of $7 billion	0.55%

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The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:

Transamerica US Growth: Effective August 1, 2021, the management fee is 0.68% of the first $500 million; 0.67% over $500 million up to $800 million; 0.6575% over $800 million up to $1 billion; 0.613% over $1 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets. Prior to August 1, 2021, the management fee was 0.68% of the first $500 million; 0.67% over $500 million up to $800 million; 0.6575% over $800 million up to $1 billion; 0.613% over $1 billion up to $2 billion; 0.605% over $2 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.57% in excess of $5 billion in average daily net assets.

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The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica US Growth

0.68% of the first $500 million

0.67% over $500 million up to $800 million

0.6575% over $800 million up to $1 billion

0.613% over $1 billion up to $2 billion

0.605% over $2 billion up to $3 billion

0.59% over $3 billion up to $4 billion

0.575% over $4 billion up to $5 billion

0.57% over $5 billion up to $7 billion

0.55% in excess of $7 billion

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Investors Should Retain this Supplement for Future Reference

June 23, 2021